As filed with the Securities and Exchange Commission on March 13, 2026

Registration No. 333-293071

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Select Portfolios

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Fidelity Advisor® health care fund
A SERIES OF
fidelity advisor series vii
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Advisor® Health Care Fund will be held on May 12, 2026, at 8:00 A.M. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Health Care Fund to Health Care Portfolio in exchange solely for corresponding shares of beneficial interest of Health Care Portfolio and the assumption by Health Care Portfolio of Fidelity Advisor® Health Care Fund’s liabilities, in complete liquidation of Fidelity Advisor® Health Care Fund.

The Board of Trustees has fixed the close of business on March 16, 2026 as the record date for the determination of the shareholders of Fidelity Advisor® Health Care Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
March 16, 2026

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at https://viewproxy.com/fidelityfunds3/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at or 1-877-208-0098 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Monday, May 11, 2026. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at www.viewproxy.com/fidelityfunds3/broadridgevsm/ no later than 8:00 a.m. ET on Monday, May 11, 2026.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/ record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Monday, May 11, 2026. Once shareholders have obtained a new control number, they must visit www.viewproxy.com/fidelityfunds3/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on May 11, 2026.

This Page Intentionally Left Blank

FIDELITY ADVISOR® HEALTH CARE FUND	HEALTH CARE PORTFOLIO
A SERIES OF FIDELITY ADVISOR SERIES VII	A SERIES OF FIDELITY SELECT PORTFOLIOS

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
PROXY STATEMENT AND PROSPECTUS
MARCH 16, 2026
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor® Health Care Fund, a series of Fidelity Advisor Series VII (the Trust), in connection with a solicitation of proxies made by, and on behalf of, the Trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Advisor® Health Care Fund and at any adjournments thereof (the Meeting), to be held on May 12, 2026, at 8:00 A.M. Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), Fidelity Advisor® Health Care Fund’s investment adviser, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about March 16, 2026.
As more fully described in the Proxy Statement, shareholders of Fidelity Advisor® Health Care Fund (the Target Fund) are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of the Target Fund by Health Care Portfolio (the Acquiring Fund). The transaction contemplated by the Agreement is referred to as the Reorganization.
If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of the Target Fund will become a shareholder of the Acquiring Fund. The Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 26, 2026, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).
The Acquiring Fund, an equity fund, is a non-diversified series of Fidelity Select Portfolios (with the Trust, the trusts), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). The Acquiring Fund seeks capital appreciation. The Acquiring Fund seeks to achieve its investment objective by normally investing primarily in common stocks, and by normally investing at least 80% of assets in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about the Reorganization and the Acquiring Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated March 16, 2026, relating to this Proxy Statement;
(ii)	the Summary Prospectus for Health Care Portfolio dated March 6, 2026, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Proxy Statement;
(iii)	the Prospectus for Health Care Portfolio dated March 6, 2026, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(iv)	the Statement of Additional Information for Health Care Portfolio dated March 6, 2026, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(v)	the Form N-CSR for Health Care Portfolio dated February 28, 2025;
(vi)	the Form N-CSRS for Health Care Portfolio dated August 31, 2025;
(vii)	the Prospectus for Fidelity Advisor® Health Care Fund dated September 29, 2025, as supplemented December 1, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(viii)	the Statement of Additional Information for Fidelity Advisor® Health Care Fund dated September 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares; and
(ix)	the Form N-CSR for Fidelity Advisor® Health Care Fund dated July 31, 2025.

For a free copy of a funds’ current Prospectus(es), Statement(s) of Additional Information, or Form N-CSR and/or Form N-CSRS, call Fidelity at 1-877-208-0098 (Advisor Classes) or 1-800-544-8544 (Retail Class), visit Fidelity’s web sites at either institutional.fidelity.com or www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectus(es) and Statement(s) of Additional Information of the Target Fund and the Acquiring Fund. Shareholders should read the entire Proxy Statement and the Prospectus of the Acquiring Fund carefully for more complete information.
Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, Class I, and Class Z shares, are not currently in effect for the Acquiring Fund, but rather are expected to become effective prior to consummation of the Reorganization.
What proposal am I being asked to vote on?
As more fully described in the “Proposed Transaction” below, shareholders of the Target Fund are being asked to approve the Agreement relating to the proposed acquisition of the Target Fund by the Acquiring Fund.
Shareholders of record as of the close of business on March 16, 2026, will be entitled to vote at the Meeting.
If the Agreement is approved by shareholders and the Reorganization occurs, each shareholder of the Target Fund will become a shareholder of the Acquiring Fund instead. The Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for corresponding shares of beneficial interest of Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities in complete liquidation of the Target Fund. The Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Fund are not currently offered but will commence operations prior to the closing of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
For more information please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. The Board of Trustees of the Target Fund has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.
What are the reasons for the proposal?
The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:
•	The Reorganization will permit shareholders to pursue the same investment objectives and nearly identical strategies in a larger fund with lower expenses.
•	Based on the pro forma expense data, shareholders of the Target Fund would have benefited from an expense reduction of approximately 1 to 2 basis points, depending on the class.
•	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, the Target Fund will distribute shares of the Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the Acquiring Fund equal in value to the net asset value of shares of the Target Fund held by such shareholder on the Closing Date.
For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”
What class of shares of the Acquiring Fund will I receive?
Holders of Class A, Class M, Class C, Class I, and Class Z shares of the Target Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Fund. Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Fund are being created to facilitate the Reorganization and will commence operations prior to the Closing Date of the Reorganization.

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Is the Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to the Target Fund or the Acquiring Fund or to the shareholders of either fund, except that the Target Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The Target Fund and the Acquiring Fund have the same investment objectives and similar principal investment strategies as set forth in the chart below.

The Target Fund	The Acquiring Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is fundamental, that is, subject to change only with shareholder approval)
The fund seeks capital appreciation.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
(Policy is subject to change only with shareholder approval.)
Same principal strategy. (Policy can be changed without shareholder approval only upon 60 days’ prior notice to shareholders of the fund.)
The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.	Same principal strategy.
These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.
Same principal strategy.
For purposes of the fund’s policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company’s assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Same principal strategy.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
Same principal strategy.

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The Target Fund	The Acquiring Fund
The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	Same principal strategy.
The Adviser normally invests each fund’s assets primarily in common stocks.	Same principal strategy.
The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund’s assets at times.	Same principal strategy.
No corresponding principal strategy.
In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

For a comparison of the principal risks associated with the Target Fund’s and the Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
The Target Fund and the Acquiring Fund have similar fundamental and non-fundamental investment policies and limitations. There are some differences of which you should be aware as summarized in the chart below:

The Target Fund	The Acquiring Fund
Fundamental Policies and Limitations (subject to change only with shareholder approval)	Fundamental Policies and Limitations (subject to change only with shareholder approval)
Diversification	No corresponding policy or limitation.
The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Concentration	Concentration
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector.

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the health care industries.

Pooled Funds:	Pooled Funds:
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-fundamental Policies and Limitations (may be changed without shareholder approval)	Non-fundamental Policies and Limitations (may be changed without shareholder approval)

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The Target Fund	The Acquiring Fund
Diversification	Diversification
The fund intends to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund’s total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund’s taxable year.

Pooled Funds:	Pooled Funds:
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the Target Fund and the Acquiring Fund have the same fundamental and non-fundamental investment policies and limitations.
For more information about each fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of each fund’s Prospectus, and to the “Investment Policies and Limitations” section of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of the Target Fund and the Acquiring Fund:
Management of the Funds
The principal business address of Fidelity Management & Research Company LLC (FMR), each fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2024, FMR had approximately $4.7 trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates’ assets under management.
FMR Investment Management (UK) Limited (FMR UK), at 25 Cannon Street , London, EC4M 5SB, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to the funds. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. As of March 31, 2025, FMR Japan had approximately $2.8 billion in discretionary assets under management.
FMR and each of the sub-advisers are expected to continue serving as manager or sub-advisers of the combined fund after the Reorganization.
Edward Yoon is portfolio manager of the Target Fund and the Acquiring Fund, each of which he has managed since 2008. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

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Mr. Yoon is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by the Target Fund’s portfolio manager, please refer to the “Management Contracts” section of the Target Funds’ Statement of Additional Information, which is incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each fund pays a management fee to the Adviser.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of each fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

	Class A	Class M	Class C	Class I	Class Z
Target Fund	0.69%	0.69%	0.69%	0.68%	0.55%
Acquiring Fund	0.69%	0.69%	0.69%	0.68%	0.55%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
For each fund, the Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Target Fund is available in the fund’s Form N-CSR report for the fiscal period ended July 31, 2025.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Acquiring Fund is available in the fund’s Form N-CSRS report for the fiscal period ended August 31, 2025, and will be available in the fund’s Form N-CSR for the fiscal period ended February 28, 2026.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
If the Reorganization is approved, the combined fund will retain the Acquiring Fund’s management fee structure.
For more information about each fund’s management, please refer to the “Fund Management” section of each fund’s Prospectus, and to the “Control of Investment Advisers” and “Management Contracts” sections of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Company LLC (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
Class A of the Target Fund and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

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In addition, pursuant to the Class A plan, Class A of the Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.
Class M of the Target Fund and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.
In addition, pursuant to the Class M plan, Class M of the Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.
Class C of the Target Fund and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class C plan, Class C of the Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.
In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class M, and Class C.
Each of Class I and Class Z of the Target Fund and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I and Class Z.
If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.
For more information about each fund’s fund distribution, please refer to the “Fund Distribution” section of each fund’s Prospectus, and to the “Distribution Services” section of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of the Target Fund for the 12 months ended August 31, 2025, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. The Combined pro forma expenses for the Acquiring Fund shown below assume that the Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Advisor share classes of the Acquiring Fund. Annual fund or class operating expenses are paid by each fund or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

6

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of the Target Fund. As a result, the rates contained under the “Management fee” and “Total annual operating expenses” for the Pro forma combined may vary from what is shown in the tables below.
Class A
Shareholder Fees (fees paid directly from your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioB	Health Care Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Management fee	0.67%	0.66%	0.66%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses	0.01%	0.00%	0.00%
Total annual operating expenses	0.93%	0.91%	0.91%

A	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (fees paid directly from your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioB	Health Care Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Management fee	0.67%	0.66%	0.66%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other Expenses	0.01%	0.00%	0.00%
Total annual operating expenses	1.18%	1.16%	1.16%

A	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

7

Class C
Shareholder Fees (fees paid directly from your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioB	Health Care Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Management fee	0.67%	0.66%	0.66%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other Expenses	0.01%	0.00%	0.00%
Total annual operating expenses	1.68%	1.66%	1.66%

A	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class I
Shareholder Fees (fees paid directly from your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Management fee	0.67%	0.66%	0.66%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.01%	0.00%	0.00%
Total annual operating expenses	0.68%	0.66%	0.66%

A	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

8

Class Z
Shareholder Fees (fees paid directly from your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Health Care Fund	Health Care PortfolioA	Health Care Portfolio Pro forma Combined
Management fee	0.55%	0.54%	0.54%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.01%	0.01%	0.01%
Total annual operating expenses	0.56%	0.55%	0.55%

A	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

9

Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.
Class A

	Fidelity Advisor® Health Care Fund		Health Care Portfolio		Health Care Portfolio Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$664	$664	$663	$663	$663	$663
3 years	$854	$854	$848	$848	$848	$848
5 years	$1,060	$1,060	$1,050	$1,050	$1,050	$1,050
10 years	$1,652	$1,652	$1,630	$1,630	$1,630	$1,630

Class M

	Fidelity Advisor® Health Care Fund		Health Care Portfolio		Health Care Portfolio Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$466	$466	$464	$464	$464	$464
3 years	$712	$712	$706	$706	$706	$706
5 years	$976	$976	$966	$966	$966	$966
10 years	$1,732	$1,732	$1,710	$1,710	$1,710	$1,710

Class C

	Fidelity Advisor® Health Care Fund		Health Care Portfolio		Health Care Portfolio Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$271	$171	$269	$169	$269	$169
3 years	$530	$530	$523	$523	$523	$523
5 years	$913	$913	$902	$902	$902	$902
10 years	$1,788	$1,788	$1,766	$1,766	$1,766	$1,766

Class I

	Fidelity Advisor® Health Care Fund		Health Care Portfolio		Health Care Portfolio Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$69	$69	$67	$67	$67	$67
3 years	$218	$218	$211	$211	$211	$211
5 years	$379	$379	$368	$368	$368	$368
10 years	$847	$847	$822	$822	$822	$822

Class Z

	Fidelity Advisor® Health Care Fund		Health Care Portfolio		Health Care Portfolio Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$57	$57	$56	$56	$56	$56
3 years	$179	$179	$176	$176	$176	$176
5 years	$313	$313	$307	$307	$307	$307
10 years	$701	$701	$689	$689	$689	$689

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These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
No. The procedures for purchasing and redeeming shares of the Target Fund and the Acquiring Fund are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.
For more information about the procedures for purchasing and redeeming each fund’s shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of each fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.
For more information about each fund’s exchange privileges, please refer to the “Exchanging Shares” section of each fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The Target Fund and Acquiring Fund have different dividend and distribution policies.
The funds normally pay dividends and capital gain distributions per the table below:

	Dividends Paid	Capital Gains Paid
Target Fund	December	December
Acquiring Fund	April, December	April, December

On or before the Closing Date, the Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
If a Reorganization is approved, the dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of the Acquiring Fund.
For more information about each fund’s dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of each fund’s Prospectus, and to the “Distributions and Taxes” section of each fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to a fund due to the Reorganization that occur prior to the Closing Date will be borne by such fund. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund.
For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

11

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds.
In addition, because the Acquiring Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have the same investment objectives and similar strategies as described above, the funds are subject to the similar investment risks.
What risks are associated with an investment in each of the funds?
Each fund is subject to similar principal risks. The following is a summary of the risks associated with an investment in each fund:
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
•	Health Care Industry Concentration.
The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the Acquiring Fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
For more information about the principal risks associated with an investment in each fund, please refer to the “Investment Details” section of each fund’s Prospectus, and to the “Investment Policies and Limitations” section of each fund’s Statement of Additional Information, each of which is incorporated by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of the Target Fund’s shares and Retail class shares of the Acquiring Fund from year to year and compares the performance of shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to each fund's investment strategies. The index descriptions appear in the “Additional Index Information” section of each fund’s Prospectus, each of which is incorporated by reference. Past performance (before and after taxes) is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information for the Target Fund.
Visit www.fidelity.com for more recent performance information for the Acquiring Fund.

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Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z of the Acquiring Fund, after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Target Fund:
Year-by-Year Returns

2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
-10.33% 24.09% 7.34% 27.89% 21.08% 11.19% -13.07% 3.81% 3.90% 14.24%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*21.25%*	*December 31, 2019*
Lowest Quarter Return	*-15.00%*	*December 31, 2018*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2025	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	7.67%	2.34%	7.58%
Return After Taxes on Distributions	4.71%	0.95%	6.57%
Return After Taxes on Distributions and Sale of Fund Shares	6.72%	1.75%	6.07%
Class M - Return Before Taxes	9.96%	2.56%	7.56%
Class C - Return Before Taxes	12.45%	2.78%	7.57%
Class I - Return Before Taxes	14.52%	3.82%	8.50%
Class Z - Return Before Taxes	14.66%	3.95%	6.96%A
MSCI U.S. IMI Health Care 25-50 Index (reflects no deduction for fees, expenses, or taxes)	15.54%	6.79%	9.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

A	From October 2, 2018.

13

Acquiring Fund:
Year-by-Year Returns

2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
-10.68% 24.02% 7.44% 31.46% 24.43% 11.50% -12.82% 4.13% 4.93% 14.40%
40%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*22.15%*	*December 31, 2019*
Lowest Quarter Return	*-15.01%*	*December 31, 2018*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2025	Past 1 year	Past 5 years	Past 10 years
Health Care Portfolio
Return Before Taxes	14.40%	3.97%	8.99%
Return After Taxes on Distributions	11.97%	2.50%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	2.96%	7.11%
MSCI U.S. IMI Health Care 25-50 Index (reflects no deduction for fees, expenses, or taxes)	15.54%	6.79%	9.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

14

THE PROPOSED TRANSACTION
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® HEALTH CARE FUND AND HEALTH CARE PORTFOLIO.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) the Acquiring Fund acquiring as of the Closing Date all of the assets of the Target Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities; and (b) the distribution of shares of the Acquiring Fund to the shareholders of the Target Fund as provided for in the Agreement.
The value of the Target Fund’s assets to be acquired by the Acquiring Fund and the amount of its liabilities to be assumed by the Acquiring Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of the Acquiring Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, the Acquiring Fund will deliver to the Target Fund, and the Target Fund will distribute to its shareholders of record, shares of the Acquiring Fund so that each the Target Fund shareholder will receive the number of full and fractional shares of the Acquiring Fund equal in value to the aggregate net asset value of shares of the Target Fund held by such shareholder on the Closing Date; the Target Fund will be liquidated as soon as practicable thereafter. Each Target Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of the Acquiring Fund due that shareholder. The net asset value per share of the Acquiring Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of the Acquiring Fund in a name other than that of the registered holder of the shares on the books of the Target Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of the Target Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which the Target Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR.
All of the current investments of the Target Fund are permissible investments for the Acquiring Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to the Target Fund and the Acquiring Fund due to the Reorganization that occur prior to the Closing Date will be borne by the Target Fund and the Acquiring Fund, respectively. Any transaction costs associated with portfolio adjustments to the Target Fund and the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by the Target Fund or the Acquiring Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the Target Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;

15

(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting held on November 19, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of the Target Fund to pursue an identical investment objective and nearly identical investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of the Target Fund would have benefited from an expense reduction of approximately 1 to 2 basis points, depending on the class. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of the Target Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Fund. Class A, Class M, Class C, Class I, and Class Z of the Acquiring Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
The Acquiring Fund is a series of Fidelity Select Portfolios. The Trustees of Fidelity Select Portfolios are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the fund, and each such share of the Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the Acquiring Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of the Acquiring Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Fidelity Select Portfolios does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights for the Acquiring Fund, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in the Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to the Target Fund shareholders that have their Target Fund shares exchanged for Acquiring Fund shares. Individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of the Target Fund’s assets for the Acquiring Fund’s shares and the assumption of the liabilities of the Target Fund by the Acquiring Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to the Target Fund and the Acquiring Fund, substantially to the effect that:
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund followed by the distribution of the Acquiring Fund shares to the Target Fund shareholders in exchange for their Target Fund shares in complete liquidation and termination of the Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) The Target Fund will recognize no gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund, except that the Target

16

Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) The Target Fund will recognize no gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Target Fund in the Reorganization;
(iv) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption of all liabilities of the Target Fund;
(v) The adjusted basis to the Acquiring Fund of the assets of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of the Target Fund immediately before the exchange;
(vi) The Acquiring Fund’s holding periods with respect to the assets of the Target Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Target Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund shares in exchange solely for the Target Fund shares;
(viii) The aggregate basis of the Acquiring Fund shares received by a Target Fund shareholder in the Reorganization will be the same as the aggregate basis of the Target Fund shares surrendered by the Target Fund shareholder in exchange therefor; and
(ix) A Target Fund shareholder’s holding period for the Acquiring Fund shares received by the Target Fund shareholder in the Reorganization will include the holding period during which the Target Fund shareholder held the Target Fund shares surrendered in exchange therefor, provided that the Target Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Neither of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each the Target Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund shares and the fair market value of the Acquiring Fund shares it received.
The Reorganization is expected to end the tax year of the Target Fund, which could accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. On or before the Closing Date, the Target Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of August 31, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, the Target Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to the Acquiring Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on the Acquiring Fund’s ability to use the Target Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of August 31, 2025 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Health Care Fund	July 31	$3,264	$45.9	$1,116.8
Health Care Portfolio	February 28	$5,880	$327.3	$1,985.0

Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

17

Forms of Organization
The Target Fund is a diversified series of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980. The Acquiring Fund is a non-diversified series of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. Fidelity Advisor Series VII and Fidelity Select Portfolios are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of the Target Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in the Target Fund’s and the Acquiring Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of the Acquiring Fund Following the Reorganization
FMR does not expect the Acquiring Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the Acquiring Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve the Acquiring Fund in their current capacities. Edward Yoon, who is currently the Portfolio Manager of both the Target Fund and the Acquiring Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
The Acquiring Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of the Target Fund and the Acquiring Fund as of August 31, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of August 31, 2025, the net assets of the Target Fund was $3,264,387,427, or 55.5% of the Acquiring Fund.
Fidelity Advisor®Health Care Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Health Care Fund- Class A	$1,157,721,777	$55.58	20,828,801
Fidelity Advisor® Health Care Fund- Class M	$243,972,310	$49.93	4,886,411
Fidelity Advisor® Health Care Fund- Class C	$164,223,003	$38.77	4,235,772
Fidelity Advisor® Health Care Fund- Class I	$1,331,606,332	$62.87	21,180,256
Fidelity Advisor® Health Care Fund- Class Z	$366,864,005	$63.24	5,800,848

Health Care Portfolio

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Health Care Portfolio – Retail Class	$5,880,162,906	$26.60	221,055,059

Health Care Portfolio Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Health Care Portfolio – Class A(b)	$1,157,721,777	$26.60(c)	43,523,375(d)
Health Care Portfolio – Class M(b)	$243,972,310	$26.60(c)	9,171,891(d)
Health Care Portfolio – Class C(b)	$164,223,003	$26.60(c)	6,173,797(d)
Health Care Portfolio – Class I(b)	$1,331,606,332	$26.60(c)	50,060,388(d)
Health Care Portfolio – Class Z(b)	$366,864,005	$26.60(c)	13,791,880(d)
Health Care Portfolio – Retail Class	$5,880,162,906	$26.60	221,055,059

(a)
Fidelity Advisor® Health Care Fund’s estimated one-time Reorganization costs are approximately $1.3 Million. For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.

18

The table above assumes that the Reorganization occurred on August 31, 2025. The table is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series VII and Fidelity Select Portfolios at a meeting held on November 19, 2025. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of the Target Fund and the Acquiring Fund and that the interests of existing shareholders of the Target Fund and the Acquiring Fund would not be diluted as a result of the Reorganization. In the event shareholders of the Target Fund fail to approve the Agreement, the Target Fund will continue to engage in business as a fund of a registered investment company. FMR and the Board of Trustees of Fidelity Advisor Series VII may in the future consider other proposals for the reorganization or liquidation of the fund.
The Board of Trustees of the Target Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

19

ADDITIONAL INFORMATION ABOUT THE FUNDS
Class A, Class M, Class C, Class I, and Class Z shares of Health Care Portfolio will not commence operations until approximately the Closing Date of the Reorganization and, therefore, financial highlights are not available.
The Acquiring Fund’s financial highlights for its Retail Class for the last five fiscal years ended February 28, 2025 (audited), updated to include semiannual data for the six-month period ended August 31, 2025 (unaudited), are shown in the table below:
Health Care Portfolio

	Six months Ended August 31, 2025 (Unaudited)	Years Ended February 28,
		2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.93	30.34	$27.18	$28.30	$32.18	$26.53
Income from Investment Operations
Net investment income (loss)B,C	.01	(.03)	(.02)	(.03)	(.03)	—D
Net realized and unrealized gain (loss)	(.75)	.56	3.18	(.50)	(.92)	9.23
Total from investment operations	(.74)	.53	3.16	(.53)	(.95)	9.23
Distributions from net investment income	—	(.01)	—	—	(.04) E	(.18)
Distributions from net realized gain	(.59)	(2.93)	—	(.59)	(2.89) E	(3.40)
Total distributions	(.59)	(2.94)	—	(.59)	(2.93)	(3.58)
Net asset value, end of period	$26.60	27.93	$30.34	$27.18	$28.30	$32.18
Total ReturnF,G	(2.57)%	1.94%	11.63%	(2.05)%	(3.67)%	36.00%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.62%J	.63%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.62% J	.63%	.68%	.68%	.67%	.69%
Expenses net of all reductions	.62% J	.63%	.68%	.68%	.67%	.69%
Net investment income (loss)	.06% J	(.09)%	(.06)%	(.10)%	(.10)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,880,163	6,733,240	$7,912,942	$8,153,464	$8,999,209	$10,353,077
Portfolio turnover rateK	.60% J	40%	46%	40%	31%	52%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Amount represents less than $.005 per share.
E	The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

I
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

20

The Acquiring Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR and the unaudited financial statements contained in the fund’s Form NCSRS, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
The Target Fund’s financial highlights for the last five fiscal years ended July 31, 2025 (audited), are shown in the table below:
Fidelity Advisor® Health Care Fund Class A

	Years Ended July 31,
	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$63.72	$59.73	$57.59	$69.58	$61.07
Income from Investment Operations
Net investment income (loss)A,B	(.20)	(.19)	(.24)	(.26)	(.26)
Net realized and unrealized gain (loss)	(3.45)	4.18	2.38	(7.58)	12.55
Total from investment operations	(3.65)	3.99	2.14	(7.84)	12.29
Distributions from net investment income	—	—	—	—	(.16)
Distributions from net realized gain	(6.86)	—	—	(4.15)	(3.62)
Total distributions	(6.86)	—	—	(4.15)	(3.78)
Net asset value, end of period	$53.21	$63.72	$59.73	$57.59	$69.58
Total ReturnC,D	(6.40)%	6.68%	3.72%	(11.90)%	20.70%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.93%	.97%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.93%	.96%	.97%	.97%	.98%
Expenses net of all reductions, if any	.93%	.96%	.97%	.97%	.98%
Net investment income (loss)	(.34)%	(.32)%	(.42)%	(.42)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,131,992	$1,437,683	$1,535,212	$1,488,238	$1,735,235
Portfolio turnover rateG	52%	37%	47%	33%	38%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

21

Fidelity Advisor® Health Care Fund Class M

	Years Ended July 31,
	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.09	$54.58	$52.76	$64.25	$56.62
Income from Investment Operations
Net investment income (loss)A,B	(.32)	(.31)	(.36)	(.38)	(.39)
Net realized and unrealized gain (loss)	(3.10)	3.82	2.18	(6.96)	11.61
Total from investment operations	(3.42)	3.51	1.82	(7.34)	11.22
Distributions from net investment income	—	—	—	—	(.02)
Distributions from net realized gain	(6.86)	—	—	(4.15)	(3.57)
Total distributions	(6.86)	—	—	(4.15)	(3.59)
Net asset value, end of period	$47.81	$58.09	$54.58	$52.76	$64.25
Total ReturnC,D	(6.64)%	6.43%	3.45%	(12.12)%	20.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of fee waivers, if any	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of all reductions, if any	1.18%	1.22%	1.23%	1.22%	1.23%
Net investment income (loss)	(.59)%	(.57)%	(.67)%	(.67)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$237,800	$301,382	$315,963	$330,452	$402,175
Portfolio turnover rateG	52%	37%	47%	33%	38%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

22

Fidelity Advisor® Health Care Fund Class C

	Years Ended July 31,
	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.87	$44.26	$43.00	$53.40	$47.63
Income from Investment Operations
Net investment income (loss)A,B	(.46)	(.46)	(.51)	(.55)	(.58)
Net realized and unrealized gain (loss)	(2.41)	3.07	1.77	(5.70)	9.71
Total from investment operations	(2.87)	2.61	1.26	(6.25)	9.13
Distributions from net realized gain	(6.86)	—	—	(4.15)	(3.36)
Total distributions	(6.86)	—	—	(4.15)	(3.36)
Net asset value, end of period	$37.14	$46.87	$44.26	$43.00	$53.40
Total ReturnC,D	(7.10)%	5.90%	2.93%	(12.56)%	19.78%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.68%	1.71%	1.73%	1.72%	1.73%
Expenses net of fee waivers, if any	1.68%	1.70%	1.73%	1.72%	1.73%
Expenses net of all reductions, if any	1.68%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(1.09)%	(1.06)%	(1.17)%	(1.17)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$163,698	$265,779	$365,165	$501,742	$697,626
Portfolio turnover rateG	52%	37%	47%	33%	38%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the contingent deferred sales charge.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

23

Fidelity Advisor® Health Care Fund Class I

	Years Ended July 31,
	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$71.00	$66.37	$63.83	$76.48	$66.81
Income from Investment Operations
Net investment income (loss)A,B	(.06)	(.04)	(.10)	(.11)	(.10)
Net realized and unrealized gain (loss)	(3.90)	4.67	2.64	(8.39)	13.76
Total from investment operations	(3.96)	4.63	2.54	(8.50)	13.66
Distributions from net investment income	—	—	—	—	(.30)
Distributions from net realized gain	(6.86)	—	—	(4.15)	(3.69)
Total distributions	(6.86)	—	—	(4.15)	(3.99)
Net asset value, end of period	$60.18	$71.00	$66.37	$63.83	$76.48
Total ReturnC	(6.17)%	6.98%	3.98%	(11.68)%	21.01%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.68%	.70%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.71%	.72%
Expenses net of all reductions, if any	.68%	.70%	.71%	.71%	.72%
Net investment income (loss)	(.09)%	(.05)%	(.16)%	(.16)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,324,127	$2,031,441	$2,593,539	$2,743,740	$3,410,787
Portfolio turnover rateF	52%	37%	47%	33%	38%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

24

Fidelity Advisor® Health Care Fund Class Z

	Years Ended July 31,
	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$71.29	$66.56	$63.93	$76.55	$66.88
Income from Investment Operations
Net investment income (loss)A,B	.02	.06	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.93)	4.67	2.65	(8.38)	13.77
Total from investment operations	(3.91)	4.73	2.63	(8.41)	13.76
Distributions from net investment income	—	—	—	—	(.37)
Distributions from net realized gain	(6.86)	—	—	(4.21)	(3.73)
Total distributions	(6.86)	—	—	(4.21)	(4.09) C
Net asset value, end of period	$60.52	$71.29	$66.56	$63.93	$76.55
Total ReturnD	(6.07)%	7.11%	4.11%	(11.56)%	21.15%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.56%	.56%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.56%	.56%	.59%	.59%	.60%
Expenses net of all reductions, if any	.56%	.56%	.59%	.59%	.59%
Net investment income (loss)	.03%	.08%	(.03)%	(.04)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$364,956	$579,298	$862,051	$817,321	$952,460
Portfolio turnover rateG	52%	37%	47%	33%	38%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
The Target Fund’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

25

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 16, 2026. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the Trust. In addition, Broadridge Financial Solutions, Inc (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of the Target Fund at an anticipated cost of approximately $309,512. The Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of the Target Fund at an anticipated cost of approximately $77,378.
If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR. Proxy expenses, including related legal expenses, are allocated to the Target Fund.
For a free copy of the Target Fund’s Form N-CSR for the fiscal year ended July 31, 2025, call 1-877-208-0098, visit www.institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on March 16, 2026, will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Trust, by the execution of a later–dated proxy card, by the Trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of the scheduled meeting.
FMR has advised the Trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the applicable Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

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Share Ownership
As of January 31, 2026, shares of each class of the Target Fund and the Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity Advisor® Health Care Fund: Class A	21,765,090
Fidelity Advisor® Health Care Fund: Class M	5,158,174
Fidelity Advisor® Health Care Fund: Class C	4,189,325
Fidelity Advisor® Health Care Fund: Class I	19,633,839
Fidelity Advisor® Health Care Fund: Class Z	5,285,965
Health Care Portfolio: Retail Class	220,597,726

Health Care Portfolio – Class A, Class M, Class C, Class I, and Class Z are newly created classes and will commence operations prior to the Closing Date of the Reorganization, at which point they will begin issuing shares.
As of January 31, 2026, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.
As of January 31, 2026, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Health Care Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.07%
Fidelity Advisor® Health Care Fund Class A	PERSHING LLC	JERSEY CITY	NJ	11.79%
Fidelity Advisor® Health Care Fund Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	8.32%
Fidelity Advisor® Health Care Fund Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.04%
Fidelity Advisor® Health Care Fund Class A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	6.91%
Fidelity Advisor® Health Care Fund Class A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.44%
Fidelity Advisor® Health Care Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	5.15%
Fidelity Advisor® Health Care Fund Class A	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	5.07%
Fidelity Advisor® Health Care Fund Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	12.89%
Fidelity Advisor® Health Care Fund Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	11.88%
Fidelity Advisor® Health Care Fund Class C	PERSHING LLC	JERSEY CITY	NJ	10.37%
Fidelity Advisor® Health Care Fund Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	10.08%
Fidelity Advisor® Health Care Fund Class C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.80%
Fidelity Advisor® Health Care Fund Class C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	5.97%
Fidelity Advisor® Health Care Fund Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	21.61%
Fidelity Advisor® Health Care Fund Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	12.46%
Fidelity Advisor® Health Care Fund Class I	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	10.34%
Fidelity Advisor® Health Care Fund Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.46%
Fidelity Advisor® Health Care Fund Class I	PERSHING LLC	JERSEY CITY	NJ	8.30%
Fidelity Advisor® Health Care Fund Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	7.31%
Fidelity Advisor® Health Care Fund Class I	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	7.28%
Fidelity Advisor® Health Care Fund Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	5.85%
Fidelity Advisor® Health Care Fund Class M	LPL FINANCIAL LLC	SAN DIEGO	CA	8.77%
Fidelity Advisor® Health Care Fund Class M	PERSHING LLC	JERSEY CITY	NJ	6.29%
Fidelity Advisor® Health Care Fund Class M	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.74%
Fidelity Advisor® Health Care Fund Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	10.01%
Fidelity Advisor® Health Care Fund Class Z	PERSHING LLC	JERSEY CITY	NJ	5.00%

Required Vote
Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.

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Submission of Certain Shareholder Proposals
The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

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MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of the Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to Fidelity Select Portfolios.
Experts
The audited financial statements of the Acquiring Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended February 28, 2025. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for the fund for the six-month period ended August 31, 2025, are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
The audited financial statements of the Target Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended July 31, 2025. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Advisor Series VII, in care of Fidelity Investments Institutional Operations Company LLC 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Form N-CSRs you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [___],2026, by and between Fidelity Advisor Series VII, a Massachusetts business trust, on behalf of its series Fidelity Advisor® Health Care Fund (the Acquired Fund), and Fidelity Select Portfolios, a Massachusetts business trust, on behalf of its series Health Care Portfolio (the Acquiring Fund). Fidelity Advisor Series VII and Fidelity Select Portfolios may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated September 29, 2025 as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at July 31, 2025, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquiring Fund Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2025, and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since July 31, 2025;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue

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statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated April 29, 2025, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at February 28, 2025, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquired Fund together with such financial statements and schedule of

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investments (including market values) for the six month period ended August 31, 2025. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2025, and for the six month period ended August 31, 2025, and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since February 28, 2025;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 28, 2027;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

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(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Acquired Fund Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transactions. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(b) A portion of expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Adviser (but not including costs incurred in connection with the purchase or sale of portfolio securities. The Acquiring Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [__], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

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(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since July 31, 2025, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

34

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
  (i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.
  (ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
  (iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
  (iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
  (v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
  (vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
  (vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
  (viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.
  (ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

35

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

36

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

1.9921975.100	FACH26-PXS-0326

Fidelity Advisor® Health Care Fund

(A Series of Fidelity Advisor Series VII)

Health Care Portfolio

(A Series of Fidelity Select Portfolios)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 16, 2026

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Advisor® Health Care Fund, a series of Fidelity Advisor Series VII, by Health Care Portfolio, a series of Fidelity Select Portfolios. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Health Care Portfolio will acquire all of the assets of Fidelity Advisor® Health Care Fund and assume all of Fidelity Advisor® Health Care Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Health Care Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Health Care Portfolio dated March 5, 2026, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000320351-26-000038);

2.	The Statement of Additional Information of Health Care Portfolio dated March 5, 2026, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000320351-26-000038);

3.	The Prospectus of Fidelity Advisor® Health Care Fund dated September 29, 2025, which was previously filed via EDGAR (Accession No. 0000315700-25-000133), as supplemented December 1, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000315700-25-000176);

2.	The Statement of Additional Information of Fidelity Advisor® Health Care Fund dated September 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000315700-25-000133);

3.	The Financial Statements included in the Form N-CSR of Health Care Portfolio dated February 28, 2025, which were previously filed via EDGAR (Accession No. 0000320351-25-000100);

4.	The unaudited Financial Statements included in the Form N-CSRS of Health Care Portfolio dated August 31, 2025, which were previously filed via EDGAR (Accession No. 0000320351-25-000319); and

5.	The Financial Statements included in the Form N-CSR of Fidelity Advisor® Health Care Fund dated July 31, 2025, which were previously filed via EDGAR (Accession No. 0000315700-25-000127).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote℠ Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81897-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V81898-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Sabra R. Purtill, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on May 12, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Sabra R. Purtill, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on May 12, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V81899-TBD

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense
of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81900-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V81901-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Sabra R. Purtill, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on May 12, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Advisor Series VII: Merging Fund and Fidelity Select Portfolios: Surviving Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.
(6)
(1)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Automotive Portfolio, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 170.

(2)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Banking Portfolio, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 170.

(3)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Biotechnology Portfolio, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 170.

(4)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Brokerage and Investment Management Portfolio, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 170.

(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Chemicals Portfolio, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 170.

(6)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Communication Services Portfolio, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 170.

(7)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Construction and Housing Portfolio, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 170.

(8)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 182.

(9)	Schedule 1 & 2, dated July 16, 2025, to the Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 183.

(10)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 170.

(11)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Defense and Aerospace Portfolio, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 170.

(12)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Energy Portfolio, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 182.

(13)	Schedule 1 & 2, dated July 16, 2025, to the Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Energy Portfolio, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 183.

(14)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Enterprise Technology Services Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 170.

(15)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Environment and Alternative Energy Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 170.

(16)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity International Real Estate Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 170.

(17)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Natural Resources Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 170.

(18)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 185.

(19)	Schedule 1 & 2, dated October 15, 2025, to the Amended & Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 183.

(20)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 170.

(21)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Financials Portfolio, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 170.

(22)	Amended and Restated Management Contract, dated March 1, 2024, between, Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: FinTech Portfolio, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 170.

(23)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Gold Portfolio, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 170.

(24)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Health Care Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 185.

(25)	Schedule 1 & 2, dated November 19, 2025, to the Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Health Care Portfolio, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 185.

(26)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Health Care Services Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 170.

(27)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Insurance Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 170.

(28)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Leisure Portfolio, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 170.

(29)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Materials Portfolio, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 170.

(30)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Medical Technology and Devices Portfolio, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 170.

(31)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 170.

(32)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Retailing Portfolio, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 170.

(33)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Semiconductors Portfolio, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 170.

(34)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Software and IT Services Portfolio, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 170.

(35)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Tech Hardware Portfolio, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 170.

(36)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Technology Portfolio, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 182.

(37)	Schedule 1 & 2, dated July 16, 2025, to the Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Technology Portfolio, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 183.

(38)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Telecommunications Portfolio, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 170.

(39)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Transportation Portfolio, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 170.

(40)	Amended and Restated Management Contract, dated March 1, 2024, between, Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Utilities Portfolio, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 180.

(41)	Schedule 1 & 2, dated June 11, 2025, to the Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Utilities Portfolio, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 183.

(42)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 170.

(43)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors, Fidelity Management & Research Company LLC, and Fidelity Select Portfolios on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 170.

(44)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 155.

(45)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(46)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(50) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 187.

(47)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(48)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(56) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 187.

(49)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(50)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(62) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 187.
(7)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Automotive Portfolio, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 155.

(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Banking Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 155.

(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Biotechnology Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 155.

(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Brokerage and Investment Management Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 155.

(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Chemicals Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 155.

(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Communication Services Portfolio, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 155.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Computers Portfolio (currently known as Tech Hardware Portfolio), is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 155.

(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Construction and Housing Portfolio, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 155.

(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 155.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Finance Portfolio (currently known as FinTech Portfolio), is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 155.

(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 155.

(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Defense and Aerospace Portfolio, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 155.

(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Energy Portfolio, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 155.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Environment and Alternative Energy Portfolio (currently named Fidelity Environment and Alternative Energy Fund), is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 155.

(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity International Real Estate Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 155.

(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 155.

(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 155.

(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Financial Services Portfolio (currently known as Financials Portfolio), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 155.

(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Gold Portfolio, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 155.

(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Portfolio, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 155.

(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Services Portfolio, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 155.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Insurance Portfolio, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 155.

(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of IT Services Portfolio (currently known as Enterprise Technology Services Portfolio), is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 155.

(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Leisure Portfolio, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 155.

(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 155.

(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Medical Technology and Devices Portfolio, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 155.

(27)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Natural Resources Portfolio (currently named Fidelity Natural Resources Fund), is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 155.

(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 155.

(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Retailing Portfolio, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 155.

(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Semiconductors Portfolio, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 155.

(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Software and IT Services Portfolio, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 155.

(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Technology Portfolio, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 155.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 155.

(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Transportation Portfolio, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 155.

(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Utilities Portfolio, is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 155.

(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Wireless Portfolio, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 155.

(37)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(38)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.
(9)
(1)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Fidelity Environment and Alternative Energy Fund, Fidelity Natural Resources Fund, Fidelity Real Estate Investment Portfolio, Fidelity Telecom and Utilities Fund, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Equipment and Systems Portfolio (currently known as Medical Technology and Devices Portfolio), Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio , Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(2)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(3)	Appointment of Agent for Service of Process, dated July 20, 2011, between Fidelity Select Gold Cayman, Ltd. and Fidelity Management & Research Company (currently Fidelity Management & Research Company LLC), is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 97.

(4)	Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and the Registrant is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

(5)	Form of Fund of Funds Investment Agreement (Acquiring Fund) is incorporated herein by reference to Exhibit (h)(5) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(6)	Form of Fund of Funds Investment Agreement (Acquired Fund) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(10)

(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Automotive Portfolio is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 155.

(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Banking Portfolio is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 155.

(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Biotechnology Portfolio is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 155.

(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Brokerage and Investment Management Portfolio is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 155.

(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Chemicals Portfolio is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 155.

(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 155.

(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class A is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 155.

(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 155.

(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class I is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 155.

(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class M is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 155.

(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class Z is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 155.

(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Computers Portfolio (currently known as Tech Hardware Portfolio) is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 155.

(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Construction and Housing Portfolio is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 155.

(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 155.

(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio: Fidelity Advisor Consumer Discretionary Fund: Class A, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 182.

(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio: Fidelity Advisor Consumer Discretionary Fund: Class M, is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 182.

(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio: Fidelity Advisor Consumer Discretionary Fund: Class C, is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 182.

(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio: Fidelity Advisor Consumer Discretionary Fund: Class I, is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 182.

(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio: Fidelity Advisor Consumer Discretionary Fund: Class Z, is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 182.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Finance Portfolio (currently known as FinTech Portfolio) is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 155.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 155.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class A is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 155.

(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 155.

(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class I is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 155.

(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class M is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 155.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class Z is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 155.

(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Defense and Aerospace Portfolio is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 155.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 155.

(29)	Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio: Fidelity Advisor Energy Fund: Class A, is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 182.

(30)	Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio: Fidelity Advisor Energy Fund: Class M, is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 182.

(31)	Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio: Fidelity Advisor Energy Fund: Class C, is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 182.

(32)	Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio: Fidelity Advisor Energy Fund: Class I, is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 182.

(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio: Fidelity Advisor Energy Fund: Class Z, is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 182.

(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Environment and Alternative Energy Portfolio (currently named Fidelity Environment and Alternative Energy Fund) is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 155.

(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 155.

(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class A is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 155.

(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class C is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 155.

(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class I is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 155.

(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class M is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 155.

(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class Z is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 155.

(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 155.

(42)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio: Fidelity Advisor Real Estate Investment Portfolio: Class A, is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 184.

(43)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio: Fidelity Advisor Real Estate Investment Portfolio: Class M, is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 184.

(44)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio: Fidelity Advisor Real Estate Investment Portfolio: Class C, is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 184.

(45)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio: Fidelity Advisor Real Estate Investment Portfolio: Class I, is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 184.

(46)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio: Fidelity Advisor Real Estate Investment Portfolio: Class Z, is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 184.

(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Telecom and Utilities Fund is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 155.

(48)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio (currently known as Financials Portfolio) is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 155.

(49)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 155.

(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 155.

(51)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 155.

(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class I is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 155.

(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class M is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 155.

(54)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class Z is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 155.

(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 155.

(56)	Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Fidelity Advisor Health Care Fund: Class A, is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 185.

(57)	Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Fidelity Advisor Health Care Fund: Class M, is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 185.

(58)	Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Fidelity Advisor Health Care Fund: Class C, is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 185.

(59)	Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Fidelity Advisor Health Care Fund: Class I, is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 185.

(60)	Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio: Fidelity Advisor Health Care Fund: Class Z, is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 185.

(61)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Services Portfolio is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 155.

(62)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Insurance Portfolio is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 155.

(63)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for IT Services Portfolio (currently known as Enterprise Technology Services Portfolio) is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 155.

(64)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Leisure Portfolio is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 155.

(65)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 155.

(66)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 155.

(67)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class C is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 155.

(68)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class I is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 155.

(69)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class M is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 155.

(70)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class Z is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 155.

(71)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Medical Technology and Devices Portfolio is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 155.

(72)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently named Fidelity Natural Resources Fund) is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 155.

(73)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 155.

(74)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Retailing Portfolio is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 155.

(75)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Semiconductors Portfolio is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 155.

(76)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Software and IT Services Portfolio is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 155.

(77)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 155.

(78)	Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Fidelity Advisor Technology Fund: Class A, is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 182.

(79)	Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Fidelity Advisor Technology Fund: Class M, is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 182.

(80)	Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Fidelity Advisor Technology Fund: Class C, is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 182.

(81)	Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Fidelity Advisor Technology Fund: Class I, is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 182.

(82)	Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio: Fidelity Advisor Technology Fund: Class Z, is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 182.

(83)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 155.

(84)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class A is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 155.

(85)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 155.

(86)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class I is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 155.

(87)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class M is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 155.

(88)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class Z is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 155.

(89)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Transportation Portfolio is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 155.

(90)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 155.

(91)	Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio: Fidelity Advisor Utilities Fund: Class A, is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 180.

(92)	Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio: Fidelity Advisor Utilities Fund: Class M, is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 180.

(93)	Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio: Fidelity Advisor Utilities Fund: Class C, is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 180.

(94)	Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio: Fidelity Advisor Utilities Fund: Class I, is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 180.

(95)	Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio: Fidelity Advisor Utilities Fund: Class Z, is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 180.

(96)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 155.

(97)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Select Portfolios on behalf of Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Fidelity International Real Estate Fund, Fidelity Real Estate Investment Portfolio, Gold Portfolio, Health Care Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio, is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(98)	Schedule I (Equity), dated January 28, 2026, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Fidelity International Real Estate Fund, Fidelity Real Estate Investment Portfolio, Gold Portfolio, Health Care Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 185.

(99)	The 2025 Code of Ethics, adopted by each fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, Fidelity Service Company, Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (UK) Limited, and Fidelity Distributors Company LLC pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 594.

(100)	The 2025 Code of Ethics, adopted by FIL Limited, FIL Investment Advisors, and FIL Investment Advisors (UK) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Greenwood Street Trust’s (File No. 333-261594) Post-Effective Amendment No(s). 22 and 24.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	(1) Consent of PricewaterhouseCoopers LLP, dated March 11, 2026, is filed herein as Exhibit 14(1).

(2) Consent of Deloitte & Touche LLP, dated March 11, 2026, is filed herein as Exhibit 14(2).

(15)	Not applicable.

(16)	Power of Attorney, dated January 1, 2026, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the

Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 13th day of March 2026.

Fidelity Select Portfolios

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	March 13, 2026
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	March 13, 2026
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	March 13, 2026
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	March 13, 2026
Thomas P. Bostick

/s/ Donald F. Donahue	*	Trustee	March 13, 2026
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	March 13, 2026
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	March 13, 2026
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	March 13, 2026
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	March 13, 2026
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	March 13, 2026
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	March 13, 2026
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	March 13, 2026
Karen B. Peetz

/s/ Sabra Purtill	*	Trustee	March 13, 2026
Sabra Purtill

/s/ Susan Tomasky	*	Trustee	March 13, 2026
Susan Tomasky

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated January 1, 2026 and filed herewith.